Retirement benefit obligations - Plan assets portfolio (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of fair value of plan assets [line items]
Equity type assets quoted	$ 48	$ 230
Cash	20	44
Insurance policies	602	609
Securitized fixed income assets	178	167
Other	27	86
Total fair value of assets	2,304	2,122
Government bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	532	589
Corporate bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	897	397
UK
Disclosure of fair value of plan assets [line items]
Equity type assets quoted	0	165
Cash	19	44
Insurance policies	602	609
Securitized fixed income assets	178	167
Other	0	76
Total fair value of assets	2,175	2,012
UK | Government bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	492	566
UK | Corporate bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	884	385
Non-UK
Disclosure of fair value of plan assets [line items]
Equity type assets quoted	48	65
Cash	1	0
Insurance policies	0	0
Securitized fixed income assets	0	0
Other	27	10
Total fair value of assets	129	110
Non-UK | Government bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	40	23
Non-UK | Corporate bonds quoted
Disclosure of fair value of plan assets [line items]
Bonds quoted	$ 13	$ 12